Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Period of exemption from taxes starting from first year in which company generates taxable income	10 years
Maximum period for beginning of exemption from taxes on income	14 years
Maximum period for beginning of exemption from taxes on income from the date of approval	12 years
Corporate income tax rate	25.00%
Period of benefits for special preferred enterprise	10 years
Corporate income tax rate for dividends distributed out of preferred income to individual shareholders or foreign residents	15.00%
Undistributed earnings of foreign subsidiaries	$ 4,213
Minimum [Member]
Corporate income tax rate	10.00%
Maximum [Member]
Corporate income tax rate	25.00%
Development Area A [Member]
Corporate income tax rate for special preferred enterprise	5.00%
Rest Of The Country [Member]
Corporate income tax rate for special preferred enterprise	8.00%
Israel [Member]
Net operating loss carryforwards	127,066
Non-Israel [Member]
Net operating loss carryforwards	19,235
2011 - 2012 [Member] | Development Area A [Member]
Corporate income tax rate	10.00%
2011 - 2012 [Member] | Rest Of The Country [Member]
Corporate income tax rate	15.00%
2013 - 2014 [Member] | Development Area A [Member]
Corporate income tax rate	7.00%
2013 - 2014 [Member] | Rest Of The Country [Member]
Corporate income tax rate	12.50%
From 2015 [Member] | Development Area A [Member]
Corporate income tax rate	6.00%
From 2015 [Member] | Rest Of The Country [Member]
Corporate income tax rate	12.00%
2009 [Member]
Income tax rate under Economic Efficiency Law	26.00%
2010 [Member]
Income tax rate under Economic Efficiency Law	25.00%
2011 [Member]
Income tax rate under Economic Efficiency Law	24.00%
2012 [Member]
Income tax rate under Economic Efficiency Law	23.00%
2013 [Member]
Income tax rate under Economic Efficiency Law	22.00%
2013 [Member] | Non-Israel [Member]
Net operating loss carryforwards	9
2014 [Member]
Income tax rate under Economic Efficiency Law	21.00%
2014 [Member] | Non-Israel [Member]
Net operating loss carryforwards	41
2015 [Member]
Income tax rate under Economic Efficiency Law	20.00%
2016 [Member] | Non-Israel [Member]
Net operating loss carryforwards	237
From 2016 [Member]
Income tax rate under Economic Efficiency Law	18.00%
2025 [Member] | Non-Israel [Member]
Net operating loss carryforwards	123
2026 [Member] | Non-Israel [Member]
Net operating loss carryforwards	3,206
2027 [Member] | Non-Israel [Member]
Net operating loss carryforwards	533
No Expiration Date [Member] | Non-Israel [Member]
Net operating loss carryforwards	$ 15,086